Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2024
Nanox ARC [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	7 years
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	7 years
Production line facility [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	20 years
Minimum [Member] | Computers and electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	3 years
Minimum [Member] | Office furniture and lab equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Equipment and machinery [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Computers and electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	7 years
Maximum [Member] | Office furniture and lab equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	7 years
Maximum [Member] | Equipment and machinery [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	10 years